Equity- Valuation Assumptions (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Equity [Abstract]
Risk-free interest rate	1.51%	1.08%	1.23%
Expected life in years	5 years	5 years	5 years
Expected volatility	24.00%	24.00%	27.00%
Expected dividend yield	1.00%	1.00%	1.00%
Estimated fair value of options granted per share	$ 9.88	$ 8.19	$ 9.05